INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Income tax expenses	$ 10,051	$ 1,280	$ 22,023	$ 2,219
Income before provision from income taxes	(28,746)	$ (314,128)	77,828	(319,818)
Net operating loss carry forward	$ 1,315,000		1,315,000
HONG KONG
Income tax expenses			22,023	2,219
Income before provision from income taxes			426,327	(196,551)
UNITED STATES
Income before provision from income taxes			$ (348,499)	$ (123,267)